UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-08822

Capital Management Investment Trust

(Exact name of registrant as specified in charter)

4520 Main Street, Suite 1425, Kansas City, MO	64111
(Address of principal executive offices)	(Zip code)

Matrix 360 Administration, LLC
4520 Main Street
 Suite 1425
 Kansas City, MO  64111

(Name and address of agent for service)

Registrant's telephone number, including area code: 888.626.3863

Date of fiscal year end:  11/30/2015

Date of reporting period: 05/31/2015

ITEM 1.	REPORTS TO SHAREHOLDERS

The Semi-Annual report to Shareholders for the period ended May 31, 2015 pursuant to Rule 30e-1 under the Investment Company Act of 1940(the “1940 Act”), as amended (17 CFR 270.30e-1)is filed herewith.

Semi-Annual Report 2015

Mid-Cap Fund
Small-Cap Fund
Wellington Shields All-Cap Fund
May 31, 2015

Capital Management
Investment Trust

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Capital Management Funds (the “Funds”). This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Funds nor the Funds’ distributor is a bank.

Distributor: Wellington Shields & Co., LLC, 140 Broadway, 44th Floor, New York, NY 10005, Phone 1-212-320-2025.

Capital Management Funds

Mid-Cap
An investment in the Fund is subject to investment risks including the possible loss of some or all of the principal amount invested. The Fund is intended for aggressive investors seeking above-average gains and willing to accept the risks involved in investing in the securities of mid-cap companies. There can be no assurance that the Fund will be successful in meeting its investment objective.

Since the Fund’s investment strategy utilizes equity securities (concentrating on mid-cap company securities), short-term investment instruments, and short sales, the Fund has some exposure to the risks associated with each of these investments. Investment in the Fund is also subject to the following risks: mid-cap securities risk, short-term investment risk and short sales risk. More information about these risks and other risks can be found in the Fund’s prospectus.

Small-Cap
An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. The Fund is intended for aggressive investors seeking above-average gains and willing to accept the risks involved in investing in the securities of small-cap companies. There can be no assurance that the Fund will be successful in meeting its investment objective.

Since the Fund’s investment strategy utilizes equity securities (concentrating on small-cap company securities), short-term investment instruments, derivative instruments, and short sales, the Fund has some exposure to the risks associated with each of these investments. Investment in the Fund is also subject to, among other things, small-cap securities risk, derivative instruments risk, short-term investment risk and short sales risk. More information about these risks and other risks can be found in the Fund’s prospectus.

All-Cap
An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal invested. The Fund is intended for aggressive investors seeking above-average gains and willing to accept the risks involved in investing in equity securities. There can be no assurance that the Fund will be successful in meeting its investment objective.

Since the Fund’s investment strategy utilizes equity securities, short-term investment instruments, and short sales, the Fund has some exposure to the risks associated with each of these investments. Investment in the Fund is also subject to the following risks: large-cap securities risk, mid-cap securities risk, small-cap securities risk, shares of other investment companies and Exchange Traded Funds risk, short-term investment risk and short sales risk. More information about these risks and other risks can be found in the Fund’s prospectus.

The performance information quoted in this Semi-Annual Report represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data current to the most recent month-end by calling 1-888-626-3863.

An investor should consider the investment objectives, risks and charges and expenses of the Funds carefully before investing. The prospectus contains this and other information about the Funds. A copy of the prospectus is available by calling Shareholder Services at 1-888-626-3863. The prospectus should be read carefully before investing.

Stated performance in the Funds was achieved at some or all points during the year by waiving or reimbursing part of those Funds’ total expenses to ensure shareholders did not absorb expenses significantly greater than the industry norm.

This Semi-Annual Report was first distributed to shareholders on or about July 30, 2015.

Fund Expense Example (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first line of each table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The last line of each table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments. Therefore, the last line of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Mid–Cap Institutional Class Shares Expense Example	Beginning Account Value December 1, 2014	Ending Account Value May 31, 2015	Expenses Paid During Period(a)
Actual (+7.28%)	$1,000.00	$1,072.80	$7.75
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.45	$7.54

Mid–Cap Investor Class Shares Expense Example	Beginning Account Value December 1, 2014	Ending Account Value May 31, 2015	Expenses Paid During Period(a)
Actual (+6.83%)	$1,000.00	$1,068.30	$11.60
Hypothetical (5% annual return before expenses)	$1,000.00	$1,013.71	$11.30

Small–Cap Institutional Class Shares Expense Example	Beginning Account Value December 1, 2014	Ending Account Value May 31, 2015	Expenses Paid During Period(b)
Actual (0.00%)	$1,000.00	$1,000.00	$7.48
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.45	$7.54

Small–Cap Investor Class Shares Expense Example	Beginning Account Value December 1, 2014	Ending Account Value May 31, 2015	Expenses Paid During Period(b)
Actual (-0.15%)	$1,000.00	$998.50	$9.17
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.76	$9.25

Wellington Shields All-Cap Class A Shares Expense Example	Beginning Account Value December 1, 2014	Ending Account Value May 31, 2015	Expenses Paid During Period
Actual (+15.10%)	$1,000.00	$1,151.00	$7.96(c)
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.45	$7.54(d)

(a)	Expenses paid are based on expenses incurred in the most recent six-month period. The Mid-Cap Fund’s annualized six-month expense ratios are 1.50% for Institutional Shares and 2.25% for Investor Shares. The values under “Expenses Paid During Period” are equal to the annualized ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

(b)	Expenses paid are based on expenses incurred in the most recent six-month period. The Small-Cap Fund’s annualized six-month expense ratios are 1.50% for Institutional Shares and 1.84% for Investor Shares. The values under “Expenses Paid During Period” are equal to the annualized ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Fund Expense Example (Unaudited) (continued)

(c)
Actual expenses paid are based on expenses incurred in the period since inception from December 2, 2015 through May 31, 2015. The Wellington Shields All-Cap Fund Class A shares’ annualized expense ratio was 1.50% during the period since inception from December 2, 2015 through May 31, 2015. The values under “Expenses Paid During Period” are equal to the annualized ratio multiplied by the average account value over the period, multiplied by 180/365 (to reflect the period since inception from December 2, 2015 through May 31, 2015).

(d)
Hypothetical expenses paid are based on expenses incurred in the most recent six-month period. The Wellington Shields All-Cap Fund Class A shares’ annualized six-month expense ratio was 1.50%. The values under “Expenses Paid During Period” are equal to the annualized ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Total Fund operating expense ratios as stated in the Funds’ current prospectus dated March 26, 2015 were as follows:
Capital Management Mid-Cap Fund Institutional Shares, gross of fee waivers and/or expense reimbursements	1.64%
Capital Management Mid-Cap Fund Institutional Shares, after waivers and/or reimbursements *	1.52%
Capital Management Mid-Cap Fund Investor Shares, gross of fee waivers and/or expense reimbursements	2.39%
Capital Management Mid-Cap Fund Investor Shares, after waivers and/or reimbursements *	2.27%
Capital Management Small-Cap Fund Institutional Shares, gross of fee waivers and/or expense reimbursements	1.69%
Capital Management Small-Cap Fund Institutional Shares, after waivers and/or reimbursements *	1.51%
Capital Management Small-Cap Fund Investor Shares, gross of fee waivers and/or expense reimbursements	2.44%
Capital Management Small-Cap Fund Investor Shares, after waivers and/or reimbursements *	2.26%
Wellington Shields All-Cap Fund Class A Shares, gross of fee waivers and/or expense reimbursements	2.00%
Wellington Shields All-Cap Fund Class A Shares, after waivers and/or reimbursements *	1.50%

* Capital Management Associates, Inc. has entered into a contractual agreement with the Mid-Cap and Small-Cap Funds under which it has agreed to waive or reduce its fees and to assume other expenses of the Funds, if necessary, in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, payments, if any, under a Rule 12b-1 Plan, and Acquired Fund Fees and Expenses) to not more than 1.50%. Wellington Shields Capital Management, LLC has entered into a contractual agreement with the Wellington Shields All-Cap Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Funds, if necessary, in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, payments, if any, under a Rule 12b-1 Plan, and Acquired Fund Fees and Expenses) to not more than 1.15%. The contractual agreements cannot be terminated prior to April 1, 2016 without the Trust’s Board of Trustees’ approval. Total Gross Operating Expenses during the six month period ended May 31, 2015 were 1.61%, 2.36%, 1.71%, and 2.46% for the Mid-Cap Fund Institutional Shares, Mid-Cap Fund Investor Shares, Small-Cap Fund Institutional Shares and Small-Cap Fund Investor Shares, respectively. Total Gross Operating Expenses during the period since inception from December 2, 2014 through May 31, 2015 were 2.82% for the Wellington Shields All-Cap Fund Class A Shares. Please see the Information About Your Fund’s Expenses, the Financial Highlights and Notes to Financial Statements (Notes 2 & 3) sections of this report for expense related disclosure during the six month period ended May 31, 2015.

For more information on Fund expenses, please refer to the Funds’ prospectus, which can be obtained from your investment representative or by calling 1-888-626-3863. Please read it carefully before you invest or send money.

Capital Management Mid-Cap Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2015 (Unaudited)

	Shares	Value

Common Stock - 95.89%

Auto Parts & Equipment - 5.88%
Dana Holding Corp.	20,000	$435,400
Goodyear Tire & Rubber Co.	25,000	796,125
		1,231,525
Banks - 4.96%
First Republic Bank	10,000	605,500
Zions Bancorporation	15,000	433,200
		1,038,700
Beverages - 8.17%
* Constellation Brands, Inc. - Class A	8,000	943,120
Dr. Pepper Snapple Group, Inc.	10,000	766,400
		1,709,520
Chemicals - 2.41%
LyondellBasell Industries NV - Class A	5,000	505,500

Commercial Services - 12.30%
Cintas Corp.	10,000	860,900
* Quanta Services, Inc.	15,000	439,800
* Verisk Analytics, Inc.	10,000	725,800
Western Union Co.	25,000	548,750
		2,575,250
Electrical Components & Equipment - 3.38%
Energizer Holdings, Inc.	5,000	708,450

Food - 2.63%
McCormick & Co., Inc.	7,000	549,500

Hand & Machine Tools - 9.59%
Lincoln Electric Holdings, Inc.	8,000	537,680
Snap-On, Inc.	5,500	854,700
Stanley Black & Decker, Inc.	6,000	614,640
		2,007,020
Healthcare - Products - 6.55%
DENTSPLY International, Inc.	10,000	520,350
* Henry Schein, Inc.	6,000	850,020
		1,370,370
Healthcare - Services - 6.90%
Quest Diagnostics, Inc.	8,000	601,840
Universal Health Services, Inc. - Class B	6,500	842,270
		1,444,110
Home Builders - 2.92%
Thor Industries, Inc.	10,000	610,900

See Notes to Financial Statements

Capital Management Mid-Cap Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2015 (Unaudited)

	Shares	Value

Common Stock - 95.89% (continued)

Household Products & Wares - 3.78%
Newell Rubbermaid, Inc.	20,000	$790,600

Machinery - Diversified - 5.05%
Nordson Corp.	5,000	404,550
* Middleby Corp.	6,000	652,200
		1,056,750
Mining - 1.82%
Silver Wheaton Corp.	20,000	381,400

Miscellaneous Manufacturing - 2.20%
Hillenbrand, Inc.	15,000	460,800

Oil & Gas - 2.64%
Energen Corp.	8,000	553,600

Oil & Gas Services - 1.96%
* Cameron International Corp.	8,000	410,640

REITs - 2.13%
W.P. Carey, Inc.	7,000	445,830

Retail - 3.69%
Ross Stores, Inc.	8,000	773,360

Semiconductors - 2.35%
Microchip Technology, Inc.	10,000	491,300

Software - 4.58%
* IMS Health Holdings, Inc.	10,000	297,600
* Synchronoss Technologies Inc	15,000	660,600
		958,200

Total Common Stock (Cost $12,725,205)		20,073,325

Exchange-Traded Funds - 1.25%
* SPDR Gold Shares	2,300	262,430

Total Exchange-Traded Funds (Cost $187,562)		262,430

See Notes to Financial Statements

Capital Management Mid-Cap Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2015 (Unaudited)

	Shares	Value

Common Stock - 95.89% (continued)

Investment Companies - 2.90%
** Wells Fargo Advantage Money Market Fund Class I, 0.01%	607,745	$607,745

Total Investment Companies (Cost $607,745)		607,745

Total Investments (Cost $13,520,512) - 100.04%		$20,943,500
Liabilities in Excess of Other Assets, net - (0.04%)		(8,858)

Net Assets - 100.00%		$20,934,642

*	Non-income producing investment.
**	Rate shown represents the rate at May 31, 2015 which is subject to change and resets daily.

The following abbreviations are used in this portfolio:
NV - Naamloze Vennootschap (Dutch)
REIT - Real Estate Investment Trust

See Notes to Financial Statements

Capital Management Mid-Cap Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2015 (Unaudited)

	% of Net
Industry	Assets	Value

Auto Parts & Equipment	5.88%	$1,231,525
Banks	4.96%	1,038,700
Beverages	8.17%	1,709,520
Chemicals	2.41%	505,500
Commercial Services	12.30%	2,575,250
Electrical Components & Equipment	3.38%	708,450
Exchange-Traded Funds	1.25%	262,430
Food	2.63%	549,500
Hand & Machine Tools	9.59%	2,007,020
Healthcare - Products	6.55%	1,370,370
Healthcare - Services	6.90%	1,444,110
Home Builders	2.92%	610,900
Household Products & Wares	3.78%	790,600
Investment Companies	2.90%	607,745
Machinery - Diversified	5.05%	1,056,750
Mining	1.82%	381,400
Miscellaneous Manufacturing	2.20%	460,800
Oil & Gas	2.64%	553,600
Oil & Gas Services	1.96%	410,640
REITs	2.13%	445,830
Retail	3.69%	773,360
Semiconductors	2.35%	491,300
Software	4.58%	958,200
	100.04%	$20,943,500

See Notes to Financial Statements

Capital Management Small-Cap Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2015 (Unaudited)

	Shares	Value

Common Stock - 94.26%

Apparel - 3.41%
* Deckers Outdoor Corp.	8,000	$545,200

Banks - 9.28%
Bryn Mawr Bank Corp.	15,000	433,200
Heartland Financial USA, Inc.	15,900	541,872
Preferred Bank / Los Angeles, CA	18,500	510,230
		1,485,302
Building Materials - 3.16%
* Trex Co, Inc.	10,000	506,000

Chemicals - 3.22%
Stepan Co.	10,000	514,600

Commercial Services - 8.87%
Deluxe Corp.	13,000	829,790
Ennis, Inc.	35,000	588,700
		1,418,490
Computers - 2.13%
* Mercury Systems, Inc.	25,000	341,250

Electric - 6.24%
Black Hills Corp.	10,000	477,800
NorthWestern Corp.	10,000	520,200
		998,000
Energy - Alternate Sources - 4.68%
* SunEdison, Inc.	25,000	749,250

Environmental Control - 2.76%
Covanta Holding Corp.	20,000	442,000

Food - 2.90%
B&G Foods, Inc.	15,000	464,100

Gas - 2.13%
Questar Corp.	15,000	340,500

Healthcare - Services - 2.70%
HealthSouth Corp.	10,000	431,600

Home Furnishings - 3.32%
La-Z-Boy, Inc.	20,000	530,600

Insurance - 2.62%
Maiden Holdings Ltd.	30,000	419,400

See Notes to Financial Statements

Capital Management Small-Cap Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2015 (Unaudited)

	Shares	Value

Common Stock - 94.26% (continued)

Iron & Steel - 2.04%
Carpenter Technology Corp.	8,000	$326,720

Leisure Time - 3.32%
* Jarden Corp.	10,000	530,600

Oil & Gas - 2.84%
* Birchcliff Energy Ltd.	40,000	256,000
Precision Drilling Corp.	30,000	198,300
		454,300
Packaging & Containers - 4.04%
KapStone Paper and Packaging Corp.	24,000	646,800

Pipelines - 0.58%
* Eagle Rock Energy Partners LP	34,000	92,140

REITs - 2.15%
Ashford Hospitality Trust, Inc.	40,000	344,000

Retail - 7.07%
Buckle, Inc.	10,000	425,800
Cracker Barrel Old Country Store, Inc.	5,000	705,400
		1,131,200
Semiconductors - 3.32%
Silicon Motion Technology Corp. - ADR	15,000	531,900

Software - 1.75%
* Tangoe, Inc.	22,000	279,620

Telecommunications - 2.59%
* Iridium Communications, Inc.	40,000	414,000

Transportation - 1.61%
Nordic American Tankers Ltd.	20,000	258,200

Trucking & Leasing - 5.53%
Greenbrier Cos., Inc.	10,000	602,300
Textainer Group Holdings Ltd.	10,000	282,100
		884,400

Total Common Stock (Cost $10,956,728)		15,080,172

Investment Companies - 5.78%
** Wells Fargo Advantage Money Market Fund Class I, 0.01%	925,303	925,303

Total Investment Companies (Cost $925,303)		925,303

See Notes to Financial Statements

Capital Management Small-Cap Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2015 (Unaudited)

Value

Total Investments (Cost $11,882,031) - 100.04%	$16,005,475
Liabilities in Excess of Other Assets, net - (0.04)%	(5,917)
Net Assets - 100.00%	$15,999,558

*	Non-income producing investment.
**	Rate shown represents the rate at May 31, 2015 which is subject to change and resets daily.

The following abbreviations are used in this portfolio:

ADR - American Depositary Receipt
LP - Limited Partnership
NV - Naamloze Vennootschap (Dutch)
PLC - Public Limited Company
REIT - Real Estate Investment Trust

See Notes to Financial Statements

Capital Management Small-Cap Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2015 (Unaudited)

	% of Net
Industry	Assets	Value

Apparel	3.41%	$545,200
Banks	9.28%	1,485,302
Building Materials	3.16%	506,000
Chemicals	3.22%	514,600
Commercial Services	8.87%	1,418,490
Computers	2.13%	341,250
Electric	6.24%	998,000
Energy - Alternate Sources	4.68%	749,250
Environmental Control	2.76%	442,000
Food	2.90%	464,100
Gas	2.13%	340,500
Healthcare - Services	2.70%	431,600
Home Furnishings	3.32%	530,600
Insurance	2.62%	419,400
Investment Companies	5.78%	925,303
Iron & Steel	2.04%	326,720
Leisure Time	3.32%	530,600
Oil & Gas	2.84%	454,300
Packaging & Containers	4.04%	646,800
Pipelines	0.58%	92,140
REITs	2.15%	344,000
Retail	7.07%	1,131,200
Semiconductors	3.32%	531,900
Software	1.75%	279,620
Telecommunications	2.59%	414,000
Transportation	1.61%	258,200
Trucking & Leasing	5.53%	884,400
Total	100.04%	$16,005,475

See Notes to Financial Statements

Wellington Shields All-Cap Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2015 (Unaudited)

	Shares	Value

Common Stock - 96.27%

Banks - 6.30%
First Republic Bank CA	4,660	$282,163
MasterCard, Inc. - Class A	3,700	243,386
		525,549
Biotechnology - 2.26%
Gilead Sciences, Inc.	1,680	188,614

Building Materials - 3.11%
Fortune Brands Home & Security, Inc.	5,650	259,109

Chemicals - 3.37%
LyondellBasell Industries NV - Class A	2,780	281,058

Commercial Services - 3.11%
MasterCard, Inc.	2,810	259,251

Computers - 5.82%
Accenture PLC - Class A	2,300	220,892
Apple, Inc.	2,030	264,468
		485,360
Diversified Financial Services - 5.74%
Air Lease Corp.	6,250	235,188
BlackRock, Inc.	665	243,244
		478,432
Food - 5.34%
B&G Foods, Inc.	5,700	176,358
* Hain Celestial Group, Inc.	4,250	268,897
		445,255
Internet - 2.84%
* Google, Inc. - Class A	220	119,970
* Google, Inc. - Class C	220	117,064
		237,034
Leisure Time - 4.11%
* Jarden Corp.	6,460	342,768

Machinery - Diversified - 2.42%
* Middleby Corp.	1,860	202,182

Media - 9.89%
* Gray Television, Inc.	18,000	287,280
Nielsen NV	5,770	259,592
Walt Disney Co.	2,520	278,132
		825,004

See Notes to Financial Statements

Wellington Shields All-Cap Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2015 (Unaudited)

	Shares	Value

Common Stock - 96.27% (continued)

Oil & Gas - 3.11%
* Birchcliff Energy Ltd.	18,320	$117,248
EOG Resources, Inc.	1,600	141,904
		259,152
Pharmaceuticals - 11.24%
* Mallinckrodt PLC	1,750	226,520
McKesson Corp.	1,565	371,265
* Valeant Pharmaceuticals International, Inc.	1,420	339,053
		936,838
Pipelines - 3.25%
Kinder Morgan, Inc.	6,540	271,345

Private Equity - 3.91%
Blackstone Group LP	7,440	325,872

Retail - 8.96%
Advance Auto Parts, Inc.	1,630	249,749
CVS Health Corp.	1,940	198,617
Starbucks Corp.	5,750	298,770
		747,136
Semiconductors - 7.94%
* NXP Semiconductors NV	3,150	353,587
Silicon Motion Technology Corp. - ADR	8,700	308,502
		662,089
Transportation - 3.55%
* XPO Logistics, Inc.	6,020	295,943

Total Common Stock (Cost $7,239,919)		8,027,991

Investment Companies - 1.24%
** Wells Fargo Advantage Money Market Fund Class I, 0.01%	103,164	103,164

Total Investment Companies (Cost $103,164)		103,164

Total Investments (Cost $7,343,083) - 97.51%		$8,131,155
Other Assets in Excess of Liabilities, net - 2.49%		207,554
Net Assets - 100.00%		$8,338,709

*	Non-income producing investment.
**	Rate shown represents the rate at May 31, 2015 which is subject to change and resets daily.

The following abbreviations are used in this portfolio:

ADR - American Depositary Receipt
LP - Limited Partnership
NV - Naamloze Vennootschap (Dutch)
PLC - Public Limited Company

See Notes to Financial Statements

Wellington Shields All-Cap Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2015 (Unaudited)

	% of Net
Industry	Assets	Value
Banks	6.30%	$525,549
Biotechnology	2.26%	188,614
Building Materials	3.11%	259,109
Chemicals	3.37%	281,058
Commercial Services	3.11%	259,251
Computers	5.82%	485,360
Diversified Financial Services	5.74%	478,432
Food	5.34%	445,255
Internet	2.84%	237,034
Investment Companies	1.24%	103,164
Leisure Time	4.11%	342,768
Machinery - Diversified	2.42%	202,182
Media	9.89%	825,004
Oil & Gas	3.11%	259,152
Pharmaceuticals	11.24%	936,838
Pipelines	3.25%	271,345
Private Equity	3.91%	325,872
Retail	8.96%	747,136
Semiconductors	7.94%	662,089
Transportation	3.55%	295,943
Total	97.51%	$8,131,155

See Notes to Financial Statements

Capital Management Funds
STATEMENTS OF ASSETS AND LIABILITIES

			Wellington Shields
As of May 31, 2015 (Unaudited)	Mid-Cap Fund	Small-Cap Fund	All-Cap Fund

Assets:
Investments, at cost	$13,520,512	$11,882,031	$7,343,083
Investments, at value (note 1)	20,943,500	16,005,475	8,131,155
Due from advisor (note 2)	-	-	195
Receivables:
Investments sold	-	-	264,521
Dividends and interest	21,573	18,447	2,621
Prepaid expenses	5,611	5,511	8,461
Total assets	20,970,684	16,029,433	8,406,953

Liabilities:
Payables:
Investments purchased	-	-	48,878
Fund shares redeemed	-	-	2,500
Due to advisor (note 2)	16,128	10,823	-
Due to administrator (note 2)	5,171	4,339	2,512
Distribution and Service (12b-1) fees (note 3)	314	92	4,381
Other liabilities and accrued expenses	14,429	14,621	9,973
Total liabilities	36,042	29,875	68,244

Total Net Assets	$20,934,642	$15,999,558	$8,338,709

Net Assets consist of:
Capital (par value and paid in surplus)	$13,279,206	$11,516,313	$7,434,676
Accumulated net investment loss	(82,327)	(145,097)	(18,995)
Accumulated net realized gain on investment transactions	314,775	504,898	134,956
Net unrealized appreciation on investments	7,422,988	4,123,444	788,072
Total Net Assets	$20,934,642	$15,999,558	$8,338,709

Institutional Shares:
Institutional Shares Outstanding, $0.01 par value (unlimited shares authorized):	851,929	729,073
Net Assets - Institutional Shares	$20,469,855	$15,675,717
Net Asset Value, Maximum Offering and Redemption Price Per Share	$24.03	$21.50

Investor Shares:
Investor Shares Outstanding, $0.01 par value (unlimited shares authorized):	23,223	16,021
Net Assets - Investor Shares	$464,787	$323,841
Net Asset Value and Redemption Price Per Share	$20.01	$20.21
Maximum Offering Price Per Mid-Cap Investor Share (Net Asset Value / 0.97)	$20.63
Maximum Offering Price Per Small-Cap Investor Share (Net Asset Value / 0.97)		$20.84

Class A Shares:
Class A Shares Outstanding, no par value (unlimited shares authorized):			724,457
Net Assets - Institutional Shares			$8,338,709
Net Asset Value, Maximum Offering and Redemption Price Per Share			$11.51

See Notes to Financial Statements

Capital Management Funds
STATEMENTS OF OPERATIONS

			Wellington Shields
For the six month period ended May 31, 2015 (Unaudited)	Mid-Cap Fund	Small-Cap Fund	All-Cap Fund (a)

Investment income:
Dividends	$119,461	$160,406	$27,170
Foreign withholding tax	(885)	(462)	(554)
Interest	40	32	16
Total investment income	118,616	159,976	26,632

Expenses:
Advisory fees (note 2)	101,114	79,202	30,418
Distribution and service (12b-1) fees (note 3)	2,151	1,198	10,646
Administration fees (note 2)	30,502	26,120	13,853
Legal fees	6,315	6,316	6,246
Audit and tax preparation fees	7,480	7,480	6,905
Trustees' fees and meeting expenses	5,984	5,984	5,918
Other operating expenses	4,499	4,499	4,698
Custody fees	2,992	2,992	2,959
Securities pricing fees	1,795	1,795	1,775
Registration and filing fees	1,648	1,046	2,250
Total Expenses	164,480	136,632	85,668
Less:
Advisory fees waived and expenses reimbursed (note 2)	(10,658)	(16,631)	(40,041)
Distribution and service (12b-1) fees waived (note 3)	-	(663)	-
Net Expenses	153,822	119,338	45,627

Net Investment Income (Loss)	(35,206)	40,638	(18,995)

Realized and unrealized gain (loss) on investments:
Net realized gain on investment transactions	296,337	504,848	134,956
Net change in unrealized appreciation (depreciation) on investments	1,163,882	(542,326)	788,072
Net Realized and Unrealized Gain (Loss) on Investments	1,460,219	(37,478)	923,028

Net Increase in Net Assets Resulting from Operations	$1,425,013	$3,160	$904,033

(a)	The Wellington Shields All-Cap Fund commenced operations on December 2, 2014.

See Notes to Financial Statements

Capital Management Funds
STATEMENTS OF CHANGES IN NET ASSETS

	Mid-Cap Fund

	For the
	Six Month	For the
	Period Ended	Year Ended
For the fiscal year or period ended	May 31, 2015	November 30, 2014
	(Unaudited)
Increase (Decrease) in Net Assets From:
Operations:
Net investment loss	$(35,206)	$(38,472)
Net realized gain on investment transactions	296,337	1,570,190
Net change in unrealized appreciation on investments	1,163,882	57,971
Net Increase in Net Assets Resulting from Operations	1,425,013	1,589,689

Distributions to shareholders from:
Net realized gain from investment transactions
Institutional Shares	-	(1,498,540)
Investor Shares	-	(53,212)
Decrease in Net Assets Resulting from Distributions	-	(1,551,752)

Capital Share Transactions: (note 6)
Institutional Shares
Shares sold	14,000	164,535
Reinvested dividends and distributions	-	1,383,393
Shares repurchased	(11,852)	(137,856)
Investor Shares
Shares sold	-	39,710
Reinvested dividends and distributions	-	53,212
Shares repurchased	(151,392)	(80,945)
Increase (Decrease) in Net Assets from Capital Share Transactions	(149,244)	1,422,049

Net Increase in Net Assets	1,275,769	1,459,986

Net Assets:
Beginning of year or period	19,658,873	18,198,887
End of year or period	$20,934,642	$19,658,873

Accumulated Net Investment Loss	$(82,327)	$(47,121)

See Notes to Financial Statements

Capital Management Funds
STATEMENTS OF CHANGES IN NET ASSETS

	Small-Cap Fund

	For the
	Six Month	For the
	Period Ended	Year Ended
For the fiscal year or period ended	May 31, 2015	November 30, 2014
	(Unaudited)
Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$40,638	$(29,396)
Net realized gain on investment transactions	504,848	1,257,759
Net change in unrealized appreciation (depreciation) on investments	(542,326)	(1,436,300)
Net Increase (Decrease) in Net Assets Resulting from Operations	3,160	(207,937)

Distributions to shareholders from:
Net investment income
Institutional Shares	-	-
Investor Shares	-	-
In excess of net investment income
Institutional Shares	-	(11,354)
Investor Shares	-	-
Net realized capital gains
Institutional Shares	-	(1,231,188)
Investor Shares	-	(26,521)
Decrease in Net Assets Resulting from Distributions	-	(1,269,063)

Capital Share Transactions: (note 6)
Institutional Shares
Shares sold	-	25,000
Reinvested dividends and distributions	-	1,100,877
Shares repurchased	(107,865)	-
Investor Shares
Shares sold	-	18,043
Reinvested dividends and distributions	-	26,521
Shares repurchased	-	-
Increase (Decrease) in Net Assets from Capital Share Transactions	(107,865)	1,170,441

Net Decrease in Net Assets	(104,705)	(306,559)

Net Assets:
Beginning of year or period	16,104,263	16,410,822
End of year or period	$15,999,558	$16,104,263

Accumulated Net Investment Loss	$(145,097)	$(185,735)

See Notes to Financial Statements

Capital Management Funds
STATEMENTS OF CHANGES IN NET ASSETS

Wellington Shields All-Cap Fund
For the
Period Ended
For the period ended	May 31, 2015 (a)
(Unaudited)
Increase (Decrease) in Net Assets From:
Operations:
Net investment loss	$(18,995)
Net realized gain on investment transactions	134,956
Net change in unrealized appreciation on investments	788,072
Net Increase in Net Assets Resulting from Operations	904,033

Capital Share Transactions: (note 6)
Class A Shares
Shares sold	7,460,793
Reinvested dividends and distributions	-
Shares repurchased	(26,117)
Increase in Net Assets from Capital Share Transactions	7,434,676

Net Increase in Net Assets	8,338,709

Net Assets:
Beginning of period	-
End of period	$8,338,709

Accumulated Net Investment Loss	$(18,995)

(a)	The Wellington Shields All-Cap Fund commenced operations on December 2, 2014.

See Notes to Financial Statements

Capital Management Funds
FINANCIAL HIGHLIGHTS
For a share outstanding during each fiscal year or period ended

	Mid-Cap Fund Institutional Shares
	For the Six Month Period Ended May 31,		For the Years Ended November 30,
	2015		2014		2013		2012	2011	2010
	(Unaudited)
Net Asset Value, Beginning of Year or Period	$22.40		$22.34		$18.07		$16.56	$16.48	$14.58

Investment Operations:

Net investment income (loss)	(0.03)	(a)	(0.04)	(a)	-	(b)	(0.06)	(0.04)	(0.04)
Net realized and unrealized gain on
investments	1.66		1.99		5.36		1.57	0.43	1.94
Total from investment operations	1.63		1.95		5.36		1.51	0.39	1.90

Less Distributions:
From net investment income	-		-		-		-	-	-
From net realized capital gains	-		(1.89)		(1.09)		-	(0.31)	-
Total distributions	-		(1.89)		(1.09)		-	(0.31)	-

Net Asset Value, End of Year or Period	$24.03		$22.40		$22.34		$18.07	$16.56	$16.48

Total Return (c)	7.28%	(e)	8.76%		29.66%		9.12%	2.38%	13.03%

Ratios/Supplemental Data
Net Assets, End of Year or Period (in 000's)	$20,470		$19,081		$17,629		$14,048	$12,964	$12,950
Ratio of Gross Expenses to Average Net Assets (d)	1.61%	(f)	1.62%		1.75%		1.80%	1.79%	1.84%
Ratio of Net Expenses to Average Net Assets (d)	1.50%	(f)	1.50%		1.50%		1.50%	1.50%	1.50%
Ratio of Net Investment Income (Loss) to
Average Net Assets	(0.32)%	(f)	(0.18)%		0.01%		(0.33)%	(0.25)%	(0.24)%
Portfolio Turnover Rate	10.14%	(e)	22.46%		24.43%		33.43%	39.62%	27.56%

(a)	Net investment income per share is based on average shares outstanding for the six month period ended May 31, 2015 and the year ended November 30, 2014.
(b)	Net investment income resulted in less than $0.01 per share.
(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(d)	The expense ratios listed above reflect total expenses prior to any waivers and reimbursements (gross expense ratio) and after any waivers and reimbursements (net expense ratio).
(e)	Not annualized.
(f)	Annualized.

See Notes to Financial Statements

Capital Management Funds
FINANCIAL HIGHLIGHTS
For a share outstanding during each fiscal year or period ended

	Mid-Cap Fund Investor shares
	For the Six Month Period Ended May 31,			For the Years Ended November 30,
	2015			2014		2013	2012	2011	2010
	(Unaudited)
Net Asset Value, Beginning of Year or Period	$18.73			$19.06		$15.66	$14.46	$14.54	$12.96

Investment Operations:

Net investment loss	(0.10	)(a)		(0.18	)(a)	(0.11)	(0.16)	(0.15)	(0.15)
Net realized and unrealized gain on
investments	1.38			1.74		4.60	1.36	0.38	1.73
Total from investment operations	1.28			1.56		4.49	1.20	0.23	1.58

Less Distributions:
From net realized capital gains	-			(1.89)		(1.09)	-	(0.31)	-
Total distributions	-			(1.89)		(1.09)	-	(0.31)	-

Net Asset Value, End of Year or Period	$20.01			$18.73		$19.06	$15.66	$14.46	$14.54

Total Return (b)	6.83%		(d)	8.22%		28.66%	8.30%	1.60%	12.19%

Ratios/Supplemental Data
Net Assets, End of Year or Period (in 000's)	$465			$577		$570	$435	$377	$372
Ratio of Gross Expenses to Average Net Assets (c)	2.36%		(e)	2.37%		2.50%	2.55%	2.54%	2.59%
Ratio of Net Expenses to Average Net Assets (c)	2.25%		(e)	2.25%		2.25%	2.25%	2.25%	2.25%
Ratio of Net Investment Loss to
Average Net Assets	(1.07)%		(e)	(0.93)%		(0.74)%	(1.08)%	(1.00)%	(0.99)%
Portfolio Turnover Rate	10.14%		(d)	22.46%		24.43%	33.43%	39.62%	27.56%

(a)	Net investment income per share is based on average shares outstanding for the six month period ended May 31, 2015 and the year ended November 30, 2014.
(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(c)	The expense ratios listed above reflect total expenses prior to any waivers and reimbursements (gross expense ratio) and after any waivers and reimbursements (net expense ratio).
(d)	Not annualized.
(e)	Annualized.

See Notes to Financial Statements

Capital Management Funds
FINANCIAL HIGHLIGHTS
For a share outstanding during each fiscal year or period ended

	Small-Cap Fund Institutional Shares

	For the Six Month Period Ended May 31,		For the Years Ended November 30,
	2015		2014		2013		2012	2011	2010
	(Unaudited)
Net Asset Value, Beginning of Year or Period	$21.50	(a)	$23.61		$17.76		$17.58	$16.93	$13.33

Investment Operations:

Net investment income (loss)	0.07		(0.04)	(a)	0.05	(a)	0.26	0.14	(0.05)
Net realized and unrealized gain (loss) on
investments	(0.07)		(0.25)		6.72		1.09	2.14	3.87
Total from investment operations	-		(0.29)		6.77		1.35	2.28	3.82

Less Distributions:
From net investment income	-		-		(0.05)		(0.26)	(0.13)	-
In excess of net investment income	-		(0.02)		(0.04)		(0.05)	(0.07)	(0.01)
From net realized capital gains	-		(1.80)		(0.83)		(0.86)	(1.43)	(0.21)
Total distributions	-		(1.82)		(0.92)		(1.17)	(1.63)	(0.22)

Net Asset Value, End of Year or Period	$21.50		$21.50		$23.61		$17.76	$17.58	$16.93

Total Return (b)	0.00%	(d)	(1.23)%		38.08%		7.65%	13.51%	28.65%

Ratios/Supplemental Data
Net Assets, End of Year or Period (in 000's)	$15,676		$15,780		$16,099		$11,694	$10,896	$9,929
Ratio of Gross Expenses to Average Net Assets (c)	1.71%	(e)	1.68%		1.85%		1.93%	1.94%	2.06%
Ratio of Net Expenses to Average Net Assets (c)	1.50%	(e)	1.50%		1.50%		1.50%	1.50%	1.50%
Ratio of Net Investment Income (Loss) to
Average Net Assets	0.52%	(e)	(0.17)%		0.23%		1.35%	0.69%	(0.28)%
Portfolio Turnover Rate	17.37%	(d)	28.78%		28.46%		29.36%	41.52%	19.34%

(a)	Net investment income per share is based on average shares outstanding for the six month period ended May 31, 2015 and the years ended November 30, 2014 and November 30, 2013.
(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(c)	The expense ratios listed above reflect total expenses prior to any waivers and reimbursements (gross expense ratio) and after any waivers and reimbursements (net expense ratio).
(d)	Not annualized.
(e)	Annualized.

See Notes to Financial Statements

Capital Management Funds
FINANCIAL HIGHLIGHTS
For a share outstanding during each fiscal year or period ended

	Small-Cap Fund Investor shares
	For the Six Month Period Ended May 31,		For the Years Ended November 30,
	2015		2014		2013		2012	2011	2010
	(Unaudited)
Net Asset Value, Beginning of Year or Period	$20.24		$22.40		$16.90		$16.78	$16.23	$12.83

Investment Operations:

Net investment income (loss)	0.02	(a)	(0.11	)(a)	(0.02	)(a)	0.21	0.08	(0.12)
Net realized and unrealized gain (loss) on
investments	(0.05)		(0.25)		6.38		1.02	2.04	3.73
Total from investment operations	(0.03)		(0.36)		6.36		1.23	2.12	3.61

Less Distributions:
From net investment income	-		-		-		(0.19)	(0.09)	-
In excess of net investment income	-		-		(0.03)		(0.06)	(0.05)	-
From net realized capital gains	-		(1.80)		(0.83)		(0.86)	(1.43)	(0.21)
Total distributions	-		(1.80)		(0.86)		(1.11)	(1.57)	(0.21)

Net Asset Value, End of Year or Period	$20.21		$20.24		$22.40		$16.90	$16.78	$16.23

Total Return (b)	(0.15)%	(d)	(1.59)%		37.63%		7.31%	13.10%	28.16%

Ratios/Supplemental Data
Net Assets, End of Year or Period (in 000's)	$324		$324		$312		$156	$145	$128
Ratio of Gross Expenses to Average Net Assets (c)	2.46%	(e)	2.43%		2.60%		2.68%	2.69%	2.81%
Ratio of Net Expenses to Average Net Assets (c)	1.83%	(e)	1.83%		1.83%		1.83%	1.83%	1.83%
Ratio of Net Investment Income (Loss) to
Average Net Assets	0.19%	(e)	(0.50)%		(0.10)%		1.02%	0.35%	(0.61)%
Portfolio Turnover Rate	17.37%	(d)	28.78%		28.46%		29.36%	41.52%	19.34%

(a)	Net investment income per share is based on average shares outstanding for the six month period ended May 31, 2015 and the years ended November 30, 2014 and November 30, 2013.
(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(c)	The expense ratios listed above reflect total expenses prior to any waivers and reimbursements (gross expense ratio) and after any waivers and reimbursements (net expense ratio).
(d)	Not annualized.
(e)	Annualized.

See Notes to Financial Statements

Capital Management Funds
FINANCIAL HIGHLIGHTS
For a share outstanding during the period ended

	Wellington Shields All-Cap Fund Class A Shares
	For the
	Period Ended
	May 31, 2015(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$10.00

Investment Operations:

Net investment loss (b)	(0.05)
Net realized and unrealized gain on
investments	1.56
Total from investment operations	1.51

Less Distributions:
From net investment income	-
From net realized capital gains	-
Total distributions	-

Net Asset Value, End of Period	$11.51

Total Return (c)	15.10	%(e)

Ratios/Supplemental Data
Net Assets, End of Period (in 000's)	$8,339
Ratio of Gross Expenses to Average Net Assets (d)	2.82	%(f)
Ratio of Net Expenses to Average Net Assets (d)	1.50	%(f)
Ratio of Net Investment Loss to Average Net Assets	(0.86	)%(f)
Portfolio Turnover Rate	32.40	%(e)

(a)	The Wellington Shields All-Cap Fund commenced operations on December 2, 2014.
(b)	Net investment loss per share is based on average shares outstanding.
(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(d)	The expense ratios listed above reflect total expenses prior to any waivers and reimbursements (gross expense ratio) and after any waivers and reimbursements (net expense ratio).
(e)	Not annualized.
(f)	Annualized.

See Notes to Financial Statements

Capital Management Funds

Notes to Financial Statements (Unaudited)	May 31, 2015

1.	Organization and Significant Accounting Policies

The Capital Management Mid-Cap Fund, Capital Management Small-Cap Fund and the Wellington Shields All-Cap Fund (collectively the “Funds” and individually the “Mid-Cap Fund”, “Small-Cap Fund” and “All-Cap Fund”) are series funds. The Funds are part of the Capital Management Investment Trust (the “Trust”), which was organized as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-ended management investment company. The Funds are each classified as a “diversified” company as defined in the 1940 Act.

The Mid-Cap Fund commenced operations on January 27, 1995. The investment objective of the Fund is to seek long-term capital appreciation.

The Small-Cap Fund commenced operations on January 12, 1999. The investment objective of the Fund is to seek long-term capital appreciation, while current income is a secondary consideration in selecting portfolio investments.

The All-Cap Fund commenced operations on December 2, 2015. The investment objective of the Fund is to seek capital appreciation.

The Mid-Cap Fund and Small-Cap Fund offer two classes of shares (Institutional Shares and Investor Shares). Each class of shares has equal rights as to assets of the respective Fund, and the classes are identical except for differences in their sales charge structures and ongoing distribution and service fees. Income, expenses (other than distribution and service fees, which are only attributable to the Investor Shares), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. Both classes have equal voting privileges, except where otherwise required by law or when the Board of Trustees (the “Trustees”) determines that the matter to be voted on affects only the interests of the shareholders of a particular class.

The following accounting policies have been consistently followed by the Funds and are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) in the investment company industry.

Investment Valuation
The Funds’ investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Funds’ net asset value calculation) or which cannot be accurately valued using the Funds’ normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Funds’ net asset value calculation. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Funds’ normal pricing procedures. Investment companies are valued at net asset value. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Capital Management Funds

Notes to Financial Statements (Unaudited)	May 31, 2015

1.	Organization and Significant Accounting Policies (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under GAAP are described below:

Level 1 -	quoted prices in active markets for identical securities
Level 2 -	other significant observable inputs (including quoted prices for identical securities in inactive markets, prices for similar securities, interest rates, amortized cost, credit risk, etc.)
Level 3 -	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Funds’ investments, used to value the Funds’ net assets as of May 31, 2015:

Mid-Cap Fund Security Classification (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Common Stocks (b)	$20,073,325	$-	$20,073,325
Exchange-Traded Funds	262,430	-	262,430
Investment Companies	-	607,745	607,745
Totals	$20,335,755	$607,745	$20,943,500

Small-Cap Fund Security Classification (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Common Stocks (b)	$15,080,172	$-	$15,080,172
Investment Companies	-	925,303	925,303
Totals	$15,080,172	$925,303	$16,005,475

All-Cap Fund Security Classification (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Common Stocks (b)	$8,027,991	$-	$8,027,991
Investment Companies	-	103,164	103,164
Totals	$8,027,991	$103,164	$8,131,155

(a)	As of and during the six month period ended May 31, 2015, the Mid-Cap and Small-Cap Funds held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). As of and during the period since inception from December 2, 2014 through May 31, 2015, the All-Cap Fund held no securities that were considered to be “Level 3” securities. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(b)	All common stocks held in the Funds are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

There were no transfers between Levels during the six month period ended May 31, 2015.  It is the Funds’ policy to recognize transfers at the end of the reporting period.

Capital Management Funds

Notes to Financial Statements (Unaudited)	May 31, 2015

1.	Organization and Significant Accounting Policies (Continued)

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Trust is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of discounts and premiums. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Expenses
Each Fund bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated according to methods approved annually by the Trustees.

Dividend Distributions
The Funds may declare and distribute dividends from net investment income (if any) quarterly. Distributions from capital gains (if any) are generally declared and distributed annually. The Funds may also make a supplemental distribution subsequent to the end of its fiscal year. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reported year. Actual results could differ from those estimates.

Federal Income Taxes
The Funds are considered personal holding companies as defined under Section 542 of the Internal Revenue Code since 50% of the value of the Funds’ shares were owned directly or indirectly by five or fewer individuals at certain times during the last half of the year. As a personal holding company, the Funds are subject to federal income taxes on undistributed personal holding company income at the maximum individual income tax rate. Generally, provisions for income taxes are not included in the financial statements as the Funds intend to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

As of and during the six month period ended May 31, 2015, the Funds did not have a liability for any unrecognized tax expense. The Funds recognize interest and penalties, if any, related to unrecognized tax expense as income tax expense in the Statements of Operations. As of May 31, 2015, the Funds did not incur any interest or penalties. As required, management has analyzed the Funds’ tax positions taken on Federal income tax returns for all open tax years (tax years ended November 30, 2011, November 30, 2012, November 30, 2013 and November 30, 2014) and during the six month period ended May 31, 2015 and has concluded that no provision for income tax is required in these financial statements.

Capital Management Funds

Notes to Financial Statements (Unaudited)	May 31, 2015

2.	Advisory Fees and Other Transactions with Affiliates

Advisors
The Mid-Cap Fund and Small-Cap Fund pay a monthly advisory fee to Capital Management Associates, Inc. (“CMA”) based upon the average daily net assets of each Fund and calculated at the annual rates as shown in Table 1 provided below. The All-Cap Fund pays a monthly advisory fee to Wellington Shields Capital Management, LLC. (“WSCM”) based upon the average daily net assets of the All-Cap Fund and calculated at the annual rates as shown in Table 1 provided below. CMA and WSCM have entered into contractual agreements (“Expense Limitation Agreements”) with the Funds under which it they have agreed to waive or reduce their fees and to assume other expenses of the Funds, if necessary, in amounts that limit the Funds’ total operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, and payments, if any, under a Rule 12b-1 Plan) to not more than a specified percentage of the average daily net assets of the Funds. The contractual agreements cannot be terminated prior to April 1, 2016 without the Trust’s Board of Trustees’ approval. There can be no assurance that the Expense Limitation Agreements will continue in the future. Subject to approval by the Board of Trustees, CMA and WSCM may be able to recoup fees waived and expenses assumed during any of the previous three fiscal years, provided the Funds’ assets exceed $10 million and the Funds have reached a sufficient asset size to permit such reimbursements to be made without causing the total annual expense ratios of the Funds to exceed the percentage limits. A breakout of the recoupable fees for the previous three years are listed below in Table 2. CMA and WSCM may recapture the amounts no later than November 30 of the corresponding year listed below. The expense limitation percentages including 12b-1 fees, as well as the Advisory fees waived and expenses reimbursed for the six month period ended May 31, 2015, are included in Table 3 and Table 4, respectively.

Table 1
Advisory Fees	Rates
Average Net Assets	Mid-Cap Fund	Small-Cap Fund	All-Cap Fund
First $100 million	1.00%	1.00%	1.00%
Next $150 million	0.90%	0.90%	1.00%
Next $250 million	0.85%	0.85%	1.00%
Over $500 million	0.80%	0.80%	1.00%

Table 2
Fund	2018	2017	2016	2015
Mid-Cap Fund	$10,658	$22,192	$41,771	$41,267
Small-Cap Fund	16,631	28,969	49,202	49,555
All-Cap Fund	40,041	-	-	-

Table 3
Expense Limitation Ratios	Mid-Cap Fund	Small-Cap Fund	All-Cap Fund
Institutional Class	1.50%	1.50%	N/A
Investor Class	2.25%	2.25%	N/A
Class A	N/A	N/A	1.50%

Table 4
	Advisory Fees Waived	Expenses Reimbursed
Mid-Cap Fund	$10,658	$-
Small-Cap Fund	16,631	-
All-Cap Fund	30,418	9,623

Capital Management Funds

Notes to Financial Statements (Unaudited)	May 31, 2015

2.	Advisory Fees and Other Transactions with Affiliates (Continued)

Administrator
Matrix 360 Administration, LLC (“Matrix” or the “Administrator”) serves as the Administrator, Fund Accountant and Transfer Agent for the Trust pursuant to a written agreement with the Trust. Matrix provides day-to-day operational services to the Funds including, but not limited to, accounting, administrative, dividend disbursing, transfer agent and registrar services. For Matrix’s services to the Funds, the Mid-Cap and Small-Cap Funds pay Matrix a base fee of $15,000 annually, an annualized asset-based fee of 0.20% of average daily net assets up to $50 million, with lower fees at higher asset levels, plus reimbursement of out of pocket expenses. The All-Cap Fund pays Matrix a base fee of $10,000 annually, an annualized asset-based fee of 0.20% of average daily net assets up to $500 million, with lower fees at higher asset levels, plus reimbursement of out of pocket expenses.  For the six month period ended May 31, 2015, Matrix earned $30,502 and $26,120 for the Mid-Cap Fund and Small-Cap Fund, respectively, including out of pocket expenses. For the period since inception from December 2, 2015 through May 31, 2015, Matrix earned $13,853 for the All-Cap Fund, including out of pocket expenses. These amounts are included in Administration fees on the Statements of Operations.

Distributor
Wellington Shields & Co., LLC (the “Distributor”) is the Funds’ principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of shares and re-allocates a portion of such charges to dealers through whom the sale was made, if any. During the six month period ended May 31, 2015, $0 and $0 of sales charges were paid for the Mid-Cap Fund and Small-Cap Fund, respectively. The Distributor is also the broker-dealer and is used by the Funds for their investment transactions. During the six month period ended May 31, 2015, there were commissions on investment transactions paid to the Distributor of $3,750, $10,073 and $7,187 for the Mid-Cap Fund, Small-Cap Fund and All-Cap Fund, respectively.

Certain Trustees and officers of the Trust are also officers of the Advisor, the Administrator or the Distributor.

3.	Distribution and Service Fees

The Trustees, including a majority of the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act, adopted a distribution plan with respect to the Investor Shares pursuant to Rule 12b-1 of the 1940 Act (the “Plan”). Rule 12b-1 regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts. The Plan provides that the Mid-Cap and Small-Cap Funds may incur certain costs, which may not exceed 0.75% per annum of the average daily net assets of Investor Shares for each period elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of Investor Shares of the Funds or support servicing of shareholder accounts. Such expenditures incurred as service fees may not exceed 0.25% per annum of the Mid-Cap and Small-Cap Funds’ Investor Shares’ average daily net assets. The All-Cap Fund Class A Shares may expend up to 0.35% of the Fund’s average daily net assets annually to finance any activity primarily intended to result in the sale of fund shares. The Mid-Cap and Small-Cap Funds incurred $2,151 and $1,198, respectively, in distribution and service fees under the Plan with respect to Investor Shares for the six month period ended May 31, 2015. The Distributor has voluntarily waived $663 of these fees for the Small-Cap Fund for the six month period ended May 31, 2015. The All-Cap Fund incurred $10,646 in distribution and service fees under the Plan with respect to Class A Shares for the period since inception from December 2, 2014 through May 31, 2015.

Capital Management Funds

Notes to Financial Statements (Unaudited)	May 31, 2015

4.	Purchases and Sales of Investment Securities

For the six  month period ended May 31, 2015 for the Mid-Cap and Small-Cap Funds and for the period since inception from December 2, 2014 through May 31, 2015 for the All-Cap Fund, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

Fund	Purchases of Securities	Proceeds from Sales of Securities
Mid-Cap Fund	$2,556,017	$1,961,831
Small-Cap Fund	2,653,986	3,294,395
All-Cap Fund	9,162,882	2,048,166

There were no purchases or sales of long-term U.S. Government Obligations during the six month period ended May 31, 2015.

5.	Federal Income Tax

The information shown in the tables below represent: (1) tax components of capital as of November 30, 2014, (2) unrealized appreciation or depreciation of investments for federal income tax purposes, as of May 31, 2015, (3) post-October and post-December loss deferrals as of November 30, 2014 and (4) distributions the Funds paid under federal income tax regulations.

Table 1	Undistributed			Deferred
	Long-Term Gains	Ordinary Income	Long-Term Capital Loss Carryforwards (Non-expiring)	Post-October Losses	Post-December Losses	Net Tax Appreciation (Depreciation)	Distributable Earnings, Net
Mid-Cap Fund	$18,438	$-	$-	$-	$(47,121)	$6,259,106	$6,230,423
Small-Cap Fund	-	50	-	-	-	4,480,035	4,480,085

The undistributed ordinary income, capital gains, post-October losses, post-December and carryforward losses shown above differ from corresponding accumulated net investment loss and accumulated net realized loss figures reported in the Statements of Assets and Liabilities due to differing book/tax treatment of temporary book/tax differences due to the flow through income and deferred passive losses from limited partnerships.

The aggregate cost of investments and the composition of gross unrealized appreciation and gross unrealized depreciation of investment securities for federal income tax purposes as of May 31, 2015 are noted below.

Table 2		Aggregate Gross Unrealized
	Federal Tax Cost	Appreciation	Depreciation	Net Unrealized Appreciation
Mid-Cap Fund	$13,520,512	$7,506,220	$(83,232)	$7,422,988
Small-Cap Fund	12,067,766	4,644,232	(706,523)	3,937,709
All-Cap Fund	7,343,083	839,625	(51,553)	788,072

Capital Management Funds

Notes to Financial Statements (Unaudited)	May 31, 2015

5.	Federal Income Tax (Continued)

Under current tax law, net capital losses realized after October 31st and net ordinary losses incurred after December 31st may be deferred and treated as occurring on the first day of the following fiscal year. The Funds carryforward losses, post-October losses and post-December losses are determined only at the end of each fiscal year and are reflected in the chart below.

Table 3	Post-October Losses		Post-December Losses
	Deferred	Utilized	Deferred	Utilized
Mid-Cap Fund	$-	$-	$47,121	$31,114
Small-Cap Fund	-	-	-	-

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, deferral of post-October losses, deferral of post-December losses, foreign currency transactions, flow through income and deferred passive losses from limited partnerships and net investment losses. Permanent differences such as tax returns of capital, capital gains retained and net investment losses, if any, would be reclassified against capital. For the fiscal year ended November 30, 2014, the Mid-Cap Fund reclassified $22,465 of net investment loss to Capital on the Statement of Assets and Liabilities.

Table 4	For the Six Month Period Ended May 31, 2015 Distributions from		For the Fiscal Year Ended November 30, 2014 Distributions from
	Long-Term Capital Gain	Ordinary Income	Long-Term Capital Gain	Ordinary Income
Mid-Cap Fund	$-	$-	$1,551,752	$-
Small-Cap Fund	-	-	1,257,709	11,354

6.	Capital Share Transactions

	Mid-Cap Fund
	Institutional Shares		Investor Shares
	For the Six Month Period Ended May 31, 2015	For the Fiscal Year Ended November 30, 2014	For the Six Month Period Ended May 31, 2015	For the Fiscal Year Ended November 30, 2014
Transactions in Capital Shares
Shares sold	616	6,769	-	2,014
Reinvested distributions	-	61,752	-	2,839
Shares repurchased	(501)	(5,841)	(7,608)	(3,930)
Net (Decrease) Increase in Capital Shares	115	62,680	(7,608)	923
Shares Outstanding, Beginning of Year	851,814	789,134	30,831	29,908
Shares Outstanding, End of Year	851,929	851,814	23,223	30,831

Capital Management Funds

Notes to Financial Statements	November 30, 2014

6.	Capital Share Transactions (continued)

	Small-Cap Fund
	Institutional Shares		Investor Shares
	For the Six Month Period Ended May 31, 2015	For the Fiscal Year Ended November 30, 2014	For the Six Month Period Ended May 31, 2015	For the Fiscal Year Ended November 30, 2014
Transactions in Capital Shares
Shares sold	-	1,138	-	805
Reinvested distributions	-	51,204	-	1,311
Shares repurchased	(5,035)	-	-	-
Net Increase in Capital Shares	(5,035)	52,342	-	2,116
Shares Outstanding, Beginning of Year	734,108	681,766	16,021	13,905
Shares Outstanding, End of Year	729,073	734,108	16,021	16,021

All-Cap Fund
Class A Shares
For the Period Ended May 31, 2015
Transactions in Capital Shares
Shares sold	726,873
Reinvested distributions	-
Shares repurchased	(2,416)
Net Increase in Capital Shares	724,457
Shares Outstanding, Beginning of Year	-
Shares Outstanding, End of Year	724,457

*	The All-Cap Fund commenced operations on December 2, 2015.

7.	Commitments and Contingencies

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust entered into contracts with its vendors, on behalf of the Funds, and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. The Funds expect that risk of loss to be remote.

8.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Capital Management Funds

Additional Information (Unaudited)

1.	Additional Information about Trustees and Officers

The business and affairs of each Fund and the Trust are managed under the direction of the Trustees. Information concerning the Trustees and officers of the Trust and each Fund is set forth in the following tables. Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust’s organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust’s organizational documents. The Statement of Additional Information for each Fund includes additional information about the Trustees and officers and is available, without charge, upon request by calling the Funds toll-free at 1-888-626-3863. The address of each Trustee and officer, unless otherwise indicated below, is 140 Broadway, 44th Floor, New York, NY 10005.

Remuneration Paid to Trustees and Officers—Officers of the Trust and Trustees who are “interested persons” of the Trust or the Adviser will receive no salary or fees from the Trust. Each Trustee who is not an “interested person” receives a fee of $2,000 each year plus $500 per Fund per meeting attended in person and $300 per Fund per meeting attended by telephone. The Trust reimburses each Trustee and officer for his or her travel and other expenses relating to attendance at such meetings.

Name of Trustee*	Aggregate Compensation From each Fund**	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From theFunds and Trust Paid to Trustees*
Independent Trustees
Lucius E. Burch, III	$600	None	None	$1,800
Paul J. Camilleri	$1,000	None	None	$3,000
Anthony J. Walton	$1,000	None	None	$3,000
Interested Trustees
David V. Shields	None	None	None	None
Joseph V. Shields, Jr.	None	None	None	None

*	Each of the Trustees serves as a Trustee to the two Funds of the Trust.
**	Figures are for the six month period ended May 31, 2015.

2.	Proxy Voting Policies and Voting Record

A copy of the Trust’s Proxy Voting and Disclosure Policy and the Advisor’s Proxy Voting and Disclosure Policy are included as Appendix B to each Fund’s Statement of Additional Information, which are available, without charge, upon request, by calling 1-888-626-3863 and on the SEC’s website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling the Funds at the number above and (2) on the SEC’s website at http://www.sec.gov.

3.	Quarterly Portfolio Holdings

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov.The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.  Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.  Copies of the Funds’ Forms N-Q are also available, without charge, by calling the Funds at 1-888-626-3863.

4.	Board Approval of the Investment Advisory Agreement by and between the Trust and Wellington Shields Capital Management, LLC

On September 10, 2014, the Board of Trustees (the “Board” or the “Trustees”) of the Capital Management Investment Trust (the “Trust”), including those Trustees who are not “interested persons” of the Trust, as that term is defined by Section 2(a)(19) of the Investment Company Act of 1940 (the “Independent Trustees”), met in person to review and discuss approving the Investment Advisory Agreement between the Trust and Wellington Shields Capital Management, LLC (“WSCM”) with respect to Wellington Shields All-Cap Fund (the “All-Cap Fund”).

With the assistance and advice of Counsel, the Trustees had requested and received information prior to the meeting that they deemed relevant or necessary to consider in the approval. In addition, Counsel reviewed a memorandum with the Trustees discussing, among other things, the fiduciary duties and responsibilities of the Board in reviewing and considering the approval of the All-Cap Fund’s Investment Advisory Agreement. Counsel also reviewed with the Trustees the types of information and factors that they should and should not take into consideration in making their decision.

Capital Management Funds

Additional Information (Unaudited) (continued)

In assessing various factors in regard to approval, the Board took into consideration information prepared for the meeting, such as: (i) reports regarding the services and support to be provided to the All-Cap Fund and its shareholders by WSCM; (ii) presentations prepared by WSCM addressing its investment philosophy, investment strategy and operations; (iii) compliance reports and background concerning the All-Cap Fund and WSCM; (iv) disclosure information contained in the registration statement of the Trust and the Form ADV of WSCM; (v) information on relevant developments in the mutual fund industry and how the All-Cap Fund and WSCM proposed to respond to them; (vi) financial information about WSCM; (vii) a description of the personnel at WSCM involved with the All-Cap Fund, their background, professional skills and accomplishments; (viii) information on investment advice, performance, summaries of proposed fund expenses, compliance program, current legal matters, and other general information about WSCM; (ix) comparative expense and performance information for other mutual funds that are similar to the All-Cap Fund; (x) information about performance and fees relative to other accounts managed by WSCM that might be considered comparable to the All-Cap Fund in terms of investment style; and (xi) any soft-dollar or other “fall-out” or similar benefits to be realized by WSCM from its relationship with the All-Cap Fund.

The Board did not identify any particular factor or information that was most relevant to its consideration to approve the All-Cap Fund’s Investment Advisory Agreement and each Trustee may have afforded different weight to the various factors considered.

The Nature, Extent, and Quality of the Services Provided by WSCM.

The Trustees considered various aspects of the nature, extent and quality of the services to be provided by WSCM to the All-Cap Fund. They considered the following, without limitation: the quality of the investment advisory services (including research and recommendations with respect to portfolio securities), to be provided; the background, experience and professional ability and skill of the portfolio management personnel assigned to the All-Cap Fund, noting the commitment to hire and retain qualified personnel to work on behalf of the All-Cap Fund and their shareholders; the processes used for formulating investment recommendations and assuring compliance with All-Cap Fund’s investment objectives and limitations, as well as for assuring compliance with regulatory requirements, specifically noting that WSCM had not reported any material compliance matter over the last year; the manner in which WSCM seeks to satisfy their obligation to assure “best execution” in connection with securities transactions placed for the All-Cap Fund, noting WSCM’s policies and procedures on trading and brokerage, as well as expected average brokerage commissions paid; the investment strategies and sources of information upon which WSCM expects to rely in making investment decisions for the All-Cap Fund; where applicable, the fees charged to and the performance of other accounts managed by WSCM similar to the All-Cap Fund; the oversight of the All-Cap Fund’s portfolio by WSCM; WSCM’s succession plans and business continuity plans; and the coordination of services for the All-Cap Fund among the service providers, Trust management and the Trustees.

After reviewing and considering the foregoing information and further information in the materials provided by WSCM (including its Form ADV), the Board concluded, in light of all the facts and circumstances, that the expected nature, extent and quality of the services to be provided by WSCM were satisfactory and adequate for the All-Cap Fund.

Capital Management Funds

Additional Information (Unaudited) (continued)

The Costs of the Services to be provided and Profits Expected to be realized by WSCM from its Relationships with the All-Cap Fund.

In considering these factors, the Trustees took into consideration the overall expenses of the All-Cap Fund, including the nature and frequency of advisory fee payments, the expected asset levels of the Funds and the gross and net expenses of the Funds as compared to gross and net expenses of a group of funds that may be considered similar, noting that the expenses of the All-Cap Fund was within the range of expenses incurred by the other funds in its group. The Trustees also took into consideration the information provided about the financial condition and profitability of the Adviser and the level of commitment to the All-Cap Fund by the principals of WSCM to their roles for the All-Cap Fund.

The Trustees also considered the fees charged by WSCM to comparable accounts they manage in a similar style and noted that, typically, the fees charged to the All-Cap Fund were similar to fees charged to other accounts managed by WSCM. The Trustees used this information as a potential gauge for what fees might be considered reasonable for similar investment services, although they also considered that accounts identified as similar for this purpose may also have material differences that impact their overall comparability, such as differences in the range of the investor base served by the account; the average account size; the customization of fees, services and reporting available; the daily liquidity, redemptions and turnover that might occur in a mutual fund that might not be the case in other accounts; the regulatory requirements applicable to a fund that do not apply to many non-fund accounts; and the Board oversight applicable to funds that does not apply to most other types of accounts; to name a few. The Trustees took into consideration these potential differences when assessing both performance and fee information with respect to comparable accounts.

After further consideration of these elements, the Board concluded, in light of all the facts and circumstances, that the costs of the services provided to the All-Cap Fund and the profits expected to be realized by WSCM from its relationship with the All-Cap Fund were satisfactory.

Other Benefits Derived by WSCM from its Relationships with the All-Cap Fund and Conflicts of Interest.

The Trustees also considered other benefits that WSCM could derive from their relationship with the All-Cap Fund (sometimes referred to as “fall-out” benefits) and conflicts of interest. In particular, the Trustees considered that WSCM may use “soft dollars,” or Fund commissions, to obtain research, and noted in addition to the amount of soft dollars reported that (i) WSCM reports it would select broker-dealers on the basis of best execution, even though some of the broker-dealers it selects also provide research, (ii) WSCM reports it would only use “soft dollars” within the Section 28(e) safe harbor, which requires WSCM to determine that the commissions paid were reasonable in relation to the value of the research received, and (iii) WSCM would use the research received to implement its investment strategy generally, which benefits the All-Cap Fund as well as WSCM other accounts.

After reviewing and considering the foregoing information and other information they deemed relevant with regard to these matters, the Board concluded, in light of all the facts and circumstances, that the other benefits derived by WSCM from its relationships with the All-Cap Fund were satisfactory.

Economies of Scale.

The Trustees also considered the extent to which economies of scale would be realized if the All-Cap Fund grows and whether the total expense ratios reflect those economies of scale for the benefit of the All-Cap Fund’s shareholders. In this regard, the Trustees considered the expenses of the All-Cap Fund, and the potential for sharing with shareholders any economies of scale that are realized from the All-Cap Fund’s growth.

After considering these factors, the Board concluded, in light of all the facts and circumstances, that the total expense ratios were satisfactory and adequate to reflect economies of scale for the benefit of the All-Cap Fund’s shareholders if the All-Cap Fund grows.

Based on all of the information presented to the Board and its consideration of relevant factors, the Board, in the exercise of its reasonable business judgment, approved the All-Cap Fund’s Investment Advisory Agreement, and determined that the compensation payable under each of the agreements was fair, reasonable and within a range of what could have been negotiated at arm’s-length in light of all the surrounding circumstances, including the services to be rendered and such other matters as the Board considered to be relevant.

Capital Management Funds

Additional Information (Unaudited) (continued)

5.	Tax Information

We are required to advise you within 60 days of the Funds’ fiscal year-end regarding the federal tax status of certain distributions received by shareholders during each fiscal year. There were no distributions paid by the Funds during the six month period ended May 31, 2015.

Individual shareholders are eligible for reduced tax rates on qualified dividend income. For the purposes of computing the dividends eligible for reduced tax rates, all of the dividends paid by the funds from ordinary income earned during the fiscal year are considered qualified dividend income.

Corporate shareholders may exclude up to 70% of qualifying dividends. For the purposes of computing this exclusion, all of the dividends paid by the funds from ordinary income earned during the fiscal year represent qualifying dividends.

Dividends and distributions received by retirement plans such as IRAs, Keogh-type plans and 403(b) plans need not be reported as taxable income. However, many retirement plans may need this information for their annual information reporting.

The tax information above is reported from the Funds’ fiscal year and not calendar year, therefore, shareholders should refer to their Form 1099-DIV or other tax information which will be mailed in 2016 to determine the calendar year amounts to be included on their 2014 tax returns. Shareholders should consult their own tax advisors.

The Capital Management Mutual Funds
are series of the
Capital Management Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:

Documented:	Documented:

Matrix360 Administration, LLC	Capital Management Associates, Inc.
4520 Main Street	140 Broadway
Suite 1425	New York, NY 10005
Kansas City, MO 64111
Wellington Shields Capital Management, LLC
140 Broadway
New York, NY 10005

Toll-Free Telephone:	Toll-Free Telephone:

1-888-626-3863	1-888-626-3863

ITEM 2.	CODE OF ETHICS.

Not applicable at this time.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENT

Included in semi annual report to shareholders filed under item 1 of this form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable Fund is an open-end management investment company

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable Fund is an open-end management investment company

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable Fund is an open-end management investment company

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS

(1)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(2)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Capital Management Investment Trust

By Ralph J. Scarpa	/s/ Ralph J. Scarpa
President, Principal Executive Officer and Principal Financial Officer
Date: July 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Ralph J. Scarpa	/s/ Ralph J. Scarpa
President, Principal Executive Officer and Principal Financial Officer
Date: July 28, 2015